Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	HARTFORD SERIES FUND INC
Entity Central Index Key	0001053425
Document Period End Date	Jun. 30, 2024
C000008613 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford International Opportunities HLS Fund
Class Name	Class IB
Trading Symbol	HBIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford International Opportunities HLS Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$52	1.01%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 52	[1]
Expense Ratio, Percent	1.01%	[1],[2]
Net Assets	$ 873,707,052
Holdings Count | Holding	79
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2024
Fund's net assets	$873,707,052
Total number of portfolio holdings (excluding derivatives, if any)	79
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings as of June 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country
Japan	13.4%
Germany	12.1%
United Kingdom	11.2%
Canada	9.5%
France	7.6%
United States	6.7%
China	4.6%
Netherlands	4.5%
Taiwan	4.2%
India	3.7%
Switzerland	3.2%
Italy	2.7%
South Korea	2.6%
Denmark	2.4%
South Africa	1.7%
Hong Kong	1.6%
Spain	1.4%
Australia	1.3%
Brazil	1.1%
Thailand	1.0%
Indonesia	0.8%
Chile	0.5%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.8%
Total	100.0%

C000008617 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford MidCap HLS Fund
Class Name	Class IB
Trading Symbol	HBMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford MidCap HLS Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$49	0.99%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 49	[3]
Expense Ratio, Percent	0.99%	[3],[4]
Net Assets	$ 922,199,680
Holdings Count | Holding	98
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2024
Fund's net assets	$922,199,680
Total number of portfolio holdings (excluding derivatives, if any)	98
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings as of June 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector
Information Technology	26.0%
Health Care	18.8%
Industrials	16.4%
Consumer Discretionary	15.1%
Financials	11.6%
Energy	3.9%
Consumer Staples	3.1%
Utilities	2.8%
Communication Services	2.5%
Real Estate	1.1%
Materials	1.0%
Short-Term Investments	1.0%
Other Assets & Liabilities	(3.3)%
Total	100.0%

C000008635 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Disciplined Equity HLS Fund
Class Name	Class IB
Trading Symbol	HBGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Disciplined Equity HLS Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$45	0.84%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 45	[5]
Expense Ratio, Percent	0.84%	[5],[6]
Net Assets	$ 2,975,259,911
Holdings Count | Holding	72
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2024
Fund's net assets	$2,975,259,911
Total number of portfolio holdings (excluding derivatives, if any)	72
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings as of June 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector
Information Technology	32.1%
Health Care	14.3%
Financials	12.3%
Consumer Discretionary	9.8%
Communication Services	9.2%
Industrials	8.2%
Consumer Staples	4.9%
Energy	3.1%
Utilities	2.8%
Materials	1.8%
Real Estate	1.4%
Short-Term Investments	0.0%^
Other Assets & Liabilities	0.1%
Total	100.0%
^	Percentage rounds to zero.

C000008636 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Dividend and Growth HLS Fund
Class Name	Class IA
Trading Symbol	HIADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Dividend and Growth HLS Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$34	0.66%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 34	[7]
Expense Ratio, Percent	0.66%	[7],[8]
Net Assets	$ 3,459,603,183
Holdings Count | Holding	80
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2024
Fund's net assets	$3,459,603,183
Total number of portfolio holdings (excluding derivatives, if any)	80
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings as of June 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector
Information Technology	18.6%
Financials	17.0%
Health Care	14.0%
Industrials	8.6%
Energy	8.4%
Communication Services	8.1%
Consumer Staples	7.0%
Utilities	5.3%
Materials	4.2%
Consumer Discretionary	3.4%
Real Estate	3.0%
Short-Term Investments	0.6%
Other Assets & Liabilities	1.8%
Total	100.0%

C000249287 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Cap Growth HLS Fund
Class Name	Class IA
Trading Symbol	HISCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Small Cap Growth HLS Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$33	0.65%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 33	[9]
Expense Ratio, Percent	0.65%	[9],[10]
Net Assets	$ 756,339,312
Holdings Count | Holding	153
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2024
Fund's net assets	$756,339,312
Total number of portfolio holdings (excluding derivatives, if any)	153
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings as of June 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector
Information Technology	24.4%
Health Care	23.8%
Industrials	19.8%
Consumer Discretionary	12.0%
Financials	4.7%
Materials	4.5%
Energy	3.8%
Consumer Staples	3.2%
Real Estate	1.4%
Communication Services	0.6%
Short-Term Investments	0.8%
Other Assets & Liabilities	1.0%
Total	100.0%

C000008598 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Healthcare HLS Fund
Class Name	Class IA
Trading Symbol	HIAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Healthcare HLS Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$47	0.92%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 47	[11]
Expense Ratio, Percent	0.92%	[11],[12]
Net Assets	$ 138,325,335
Holdings Count | Holding	105
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2024
Fund's net assets	$138,325,335
Total number of portfolio holdings (excluding derivatives, if any)	105
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings as of June 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector
Pharmaceuticals	31.1%
Biotechnology	22.1%
Health Care Equipment	13.3%
Managed Health Care	11.2%
Life Sciences Tools & Services	10.3%
Health Care Facilities	5.1%
Health Care Services	3.2%
Health Care Distributors	1.9%
Health Care Technology	0.5%
Short-Term Investments	0.4%
Other Assets & Liabilities	0.9%
Total	100.0%

C000008619 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Capital Appreciation HLS Fund
Class Name	Class IB
Trading Symbol	HIBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Capital Appreciation HLS Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$49	0.92%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 49	[13]
Expense Ratio, Percent	0.92%	[13],[14]
Net Assets	$ 3,742,286,092
Holdings Count | Holding	158
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2024
Fund's net assets	$3,742,286,092
Total number of portfolio holdings (excluding derivatives, if any)	158
Portfolio turnover rate	43%

Holdings [Text Block]
Graphical Representation of Holdings as of June 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector
Information Technology	27.5%
Financials	12.2%
Health Care	11.9%
Industrials	9.6%
Consumer Discretionary	9.5%
Communication Services	9.2%
Consumer Staples	5.8%
Energy	4.0%
Materials	3.2%
Real Estate	2.6%
Utilities	1.5%
Short-Term Investments	0.6%
Other Assets & Liabilities	2.4%
Total	100.0%

C000008629 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Stock HLS Fund
Class Name	Class IB
Trading Symbol	HIBSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Stock HLS Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$39	0.76%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 39	[15]
Expense Ratio, Percent	0.76%	[15],[16]
Net Assets	$ 1,314,286,463
Holdings Count | Holding	45
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2024
Fund's net assets	$1,314,286,463
Total number of portfolio holdings (excluding derivatives, if any)	45
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings as of June 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector
Industrials	18.9%
Health Care	18.5%
Information Technology	15.1%
Financials	14.2%
Consumer Staples	13.5%
Consumer Discretionary	9.9%
Materials	5.1%
Real Estate	3.1%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.3%
Total	100.0%

C000008623 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Ultrashort Bond HLS Fund
Class Name	Class IB
Trading Symbol	HUBBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Ultrashort Bond HLS Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$35	0.69%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 35	[17]
Expense Ratio, Percent	0.69%	[17],[18]
Net Assets	$ 546,939,862
Holdings Count | Holding	407
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2024
Fund's net assets	$546,939,862
Total number of portfolio holdings (excluding derivatives, if any)	407
Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings as of June 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset & Commercial Mortgage-Backed Securities	41.2%
Corporate Bonds	29.0%
U.S. Government Securities	5.6%
U.S. Government Agencies*	4.9%
Short-Term Investments	17.8%
Other Assets & Liabilities	1.5%
Total	100.0%
*	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000008626 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Company HLS Fund
Class Name	Class IA
Trading Symbol	HIASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Small Company HLS Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$41	0.80%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 41	[19]
Expense Ratio, Percent	0.80%	[19],[20]
Net Assets	$ 422,739,100
Holdings Count | Holding	110
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2024
Fund's net assets	$422,739,100
Total number of portfolio holdings (excluding derivatives, if any)	110
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings as of June 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector
Industrials	24.4%
Health Care	23.9%
Information Technology	16.0%
Consumer Discretionary	11.8%
Energy	5.5%
Financials	4.9%
Communication Services	3.3%
Consumer Staples	3.3%
Materials	2.8%
Real Estate	2.7%
Short-Term Investments	0.5%
Other Assets & Liabilities	0.9%
Total	100.0%

C000008618 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Capital Appreciation HLS Fund
Class Name	Class IA
Trading Symbol	HIACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Capital Appreciation HLS Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$35	0.67%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 35	[21]
Expense Ratio, Percent	0.67%	[21],[22]
Net Assets	$ 3,742,286,092
Holdings Count | Holding	158
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2024
Fund's net assets	$3,742,286,092
Total number of portfolio holdings (excluding derivatives, if any)	158
Portfolio turnover rate	43%

Holdings [Text Block]
Graphical Representation of Holdings as of June 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector
Information Technology	27.5%
Financials	12.2%
Health Care	11.9%
Industrials	9.6%
Consumer Discretionary	9.5%
Communication Services	9.2%
Consumer Staples	5.8%
Energy	4.0%
Materials	3.2%
Real Estate	2.6%
Utilities	1.5%
Short-Term Investments	0.6%
Other Assets & Liabilities	2.4%
Total	100.0%

C000008630 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Total Return Bond HLS Fund
Class Name	Class IA
Trading Symbol	HIABX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Total Return Bond HLS Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$25	0.51%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 25	[23]
Expense Ratio, Percent	0.51%	[23],[24]
Net Assets	$ 1,755,640,062
Holdings Count | Holding	1,493
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2024
Fund's net assets	$1,755,640,062
Total number of portfolio holdings	1,493
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings as of June 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies*	42.4%
Corporate Bonds	28.9%
Asset & Commercial Mortgage-Backed Securities	19.1%
U.S. Government Securities	16.3%
Foreign Government Obligations	3.1%
Municipal Bonds	1.3%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.0%^
Common Stocks	0.0%^
Short-Term Investments	0.4%
Other Assets & Liabilities	(11.6)%
Total	100.0%
*	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
^	Percentage rounds to zero.

C000008634 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Disciplined Equity HLS Fund
Class Name	Class IA
Trading Symbol	HIAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Disciplined Equity HLS Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$32	0.59%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 32	[25]
Expense Ratio, Percent	0.59%	[25],[26]
Net Assets	$ 2,975,259,911
Holdings Count | Holding	72
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2024
Fund's net assets	$2,975,259,911
Total number of portfolio holdings (excluding derivatives, if any)	72
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings as of June 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector
Information Technology	32.1%
Health Care	14.3%
Financials	12.3%
Consumer Discretionary	9.8%
Communication Services	9.2%
Industrials	8.2%
Consumer Staples	4.9%
Energy	3.1%
Utilities	2.8%
Materials	1.8%
Real Estate	1.4%
Short-Term Investments	0.0%^
Other Assets & Liabilities	0.1%
Total	100.0%
^	Percentage rounds to zero.

C000141206 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Capital Appreciation HLS Fund
Class Name	Class IC
Trading Symbol	HCPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Capital Appreciation HLS Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IC	$62	1.17%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 62	[27]
Expense Ratio, Percent	1.17%	[27],[28]
Net Assets	$ 3,742,286,092
Holdings Count | Holding	158
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2024
Fund's net assets	$3,742,286,092
Total number of portfolio holdings (excluding derivatives, if any)	158
Portfolio turnover rate	43%

Holdings [Text Block]
Graphical Representation of Holdings as of June 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector
Information Technology	27.5%
Financials	12.2%
Health Care	11.9%
Industrials	9.6%
Consumer Discretionary	9.5%
Communication Services	9.2%
Consumer Staples	5.8%
Energy	4.0%
Materials	3.2%
Real Estate	2.6%
Utilities	1.5%
Short-Term Investments	0.6%
Other Assets & Liabilities	2.4%
Total	100.0%

C000008596 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Balanced HLS Fund
Class Name	Class IA
Trading Symbol	HADAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Balanced HLS Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$32	0.63%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 32	[29]
Expense Ratio, Percent	0.63%	[29],[30]
Net Assets	$ 1,682,223,343
Holdings Count | Holding	508
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2024
Fund's net assets	$1,682,223,343
Total number of portfolio holdings (excluding derivatives, if any)	508
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings as of June 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	65.9%
U.S. Government Securities	18.8%
Corporate Bonds	11.5%
Asset & Commercial Mortgage-Backed Securities	1.0%
U.S. Government Agencies*	0.9%
Municipal Bonds	0.5%
Foreign Government Obligations	0.3%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.9%
Total	100.0%
*	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000008622 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Ultrashort Bond HLS Fund
Class Name	Class IA
Trading Symbol	HUBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Ultrashort Bond HLS Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$22	0.44%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 22	[31]
Expense Ratio, Percent	0.44%	[31],[32]
Net Assets	$ 546,939,862
Holdings Count | Holding	407
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2024
Fund's net assets	$546,939,862
Total number of portfolio holdings (excluding derivatives, if any)	407
Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings as of June 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset & Commercial Mortgage-Backed Securities	41.2%
Corporate Bonds	29.0%
U.S. Government Securities	5.6%
U.S. Government Agencies*	4.9%
Short-Term Investments	17.8%
Other Assets & Liabilities	1.5%
Total	100.0%
*	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000008631 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Total Return Bond HLS Fund
Class Name	Class IB
Trading Symbol	HBNBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Total Return Bond HLS Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$38	0.76%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 38	[33]
Expense Ratio, Percent	0.76%	[33],[34]
Net Assets	$ 1,755,640,062
Holdings Count | Holding	1,493
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2024
Fund's net assets	$1,755,640,062
Total number of portfolio holdings	1,493
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings as of June 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies*	42.4%
Corporate Bonds	28.9%
Asset & Commercial Mortgage-Backed Securities	19.1%
U.S. Government Securities	16.3%
Foreign Government Obligations	3.1%
Municipal Bonds	1.3%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.0%^
Common Stocks	0.0%^
Short-Term Investments	0.4%
Other Assets & Liabilities	(11.6)%
Total	100.0%
*	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
^	Percentage rounds to zero.

C000249288 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Cap Growth HLS Fund
Class Name	Class IB
Trading Symbol	HBSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Small Cap Growth HLS Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$46	0.90%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 46	[35]
Expense Ratio, Percent	0.90%	[35],[36]
Net Assets	$ 756,339,312
Holdings Count | Holding	153
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2024
Fund's net assets	$756,339,312
Total number of portfolio holdings (excluding derivatives, if any)	153
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings as of June 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector
Information Technology	24.4%
Health Care	23.8%
Industrials	19.8%
Consumer Discretionary	12.0%
Financials	4.7%
Materials	4.5%
Energy	3.8%
Consumer Staples	3.2%
Real Estate	1.4%
Communication Services	0.6%
Short-Term Investments	0.8%
Other Assets & Liabilities	1.0%
Total	100.0%

C000008627 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Company HLS Fund
Class Name	Class IB
Trading Symbol	HDMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Small Company HLS Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$53	1.05%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 53	[37]
Expense Ratio, Percent	1.05%	[37],[38]
Net Assets	$ 422,739,100
Holdings Count | Holding	110
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2024
Fund's net assets	$422,739,100
Total number of portfolio holdings (excluding derivatives, if any)	110
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings as of June 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector
Industrials	24.4%
Health Care	23.9%
Information Technology	16.0%
Consumer Discretionary	11.8%
Energy	5.5%
Financials	4.9%
Communication Services	3.3%
Consumer Staples	3.3%
Materials	2.8%
Real Estate	2.7%
Short-Term Investments	0.5%
Other Assets & Liabilities	0.9%
Total	100.0%

C000008628 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Stock HLS Fund
Class Name	Class IA
Trading Symbol	HSTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Stock HLS Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$26	0.51%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 26	[39]
Expense Ratio, Percent	0.51%	[39],[40]
Net Assets	$ 1,314,286,463
Holdings Count | Holding	45
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2024
Fund's net assets	$1,314,286,463
Total number of portfolio holdings (excluding derivatives, if any)	45
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings as of June 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector
Industrials	18.9%
Health Care	18.5%
Information Technology	15.1%
Financials	14.2%
Consumer Staples	13.5%
Consumer Discretionary	9.9%
Materials	5.1%
Real Estate	3.1%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.3%
Total	100.0%

C000008597 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Balanced HLS Fund
Class Name	Class IB
Trading Symbol	HAIBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Balanced HLS Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$45	0.88%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 45	[41]
Expense Ratio, Percent	0.88%	[41],[42]
Net Assets	$ 1,682,223,343
Holdings Count | Holding	508
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2024
Fund's net assets	$1,682,223,343
Total number of portfolio holdings (excluding derivatives, if any)	508
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings as of June 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	65.9%
U.S. Government Securities	18.8%
Corporate Bonds	11.5%
Asset & Commercial Mortgage-Backed Securities	1.0%
U.S. Government Agencies*	0.9%
Municipal Bonds	0.5%
Foreign Government Obligations	0.3%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.9%
Total	100.0%
*	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000008599 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Healthcare HLS Fund
Class Name	Class IB
Trading Symbol	HBGHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Healthcare HLS Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$60	1.17%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 60	[43]
Expense Ratio, Percent	1.17%	[43],[44]
Net Assets	$ 138,325,335
Holdings Count | Holding	105
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2024
Fund's net assets	$138,325,335
Total number of portfolio holdings (excluding derivatives, if any)	105
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings as of June 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector
Pharmaceuticals	31.1%
Biotechnology	22.1%
Health Care Equipment	13.3%
Managed Health Care	11.2%
Life Sciences Tools & Services	10.3%
Health Care Facilities	5.1%
Health Care Services	3.2%
Health Care Distributors	1.9%
Health Care Technology	0.5%
Short-Term Investments	0.4%
Other Assets & Liabilities	0.9%
Total	100.0%

C000008612 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford International Opportunities HLS Fund
Class Name	Class IA
Trading Symbol	HIAOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford International Opportunities HLS Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$39	0.76%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 39	[45]
Expense Ratio, Percent	0.76%	[45],[46]
Net Assets	$ 873,707,052
Holdings Count | Holding	79
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2024
Fund's net assets	$873,707,052
Total number of portfolio holdings (excluding derivatives, if any)	79
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings as of June 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country
Japan	13.4%
Germany	12.1%
United Kingdom	11.2%
Canada	9.5%
France	7.6%
United States	6.7%
China	4.6%
Netherlands	4.5%
Taiwan	4.2%
India	3.7%
Switzerland	3.2%
Italy	2.7%
South Korea	2.6%
Denmark	2.4%
South Africa	1.7%
Hong Kong	1.6%
Spain	1.4%
Australia	1.3%
Brazil	1.1%
Thailand	1.0%
Indonesia	0.8%
Chile	0.5%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.8%
Total	100.0%

C000008616 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford MidCap HLS Fund
Class Name	Class IA
Trading Symbol	HIMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford MidCap HLS Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$37	0.74%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 37	[47]
Expense Ratio, Percent	0.74%	[47],[48]
Net Assets	$ 922,199,680
Holdings Count | Holding	98
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2024
Fund's net assets	$922,199,680
Total number of portfolio holdings (excluding derivatives, if any)	98
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings as of June 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector
Information Technology	26.0%
Health Care	18.8%
Industrials	16.4%
Consumer Discretionary	15.1%
Financials	11.6%
Energy	3.9%
Consumer Staples	3.1%
Utilities	2.8%
Communication Services	2.5%
Real Estate	1.1%
Materials	1.0%
Short-Term Investments	1.0%
Other Assets & Liabilities	(3.3)%
Total	100.0%

C000008637 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Dividend and Growth HLS Fund
Class Name	Class IB
Trading Symbol	HDGBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Dividend and Growth HLS Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$47	0.91%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 47	[49]
Expense Ratio, Percent	0.91%	[49],[50]
Net Assets	$ 3,459,603,183
Holdings Count | Holding	80
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2024
Fund's net assets	$3,459,603,183
Total number of portfolio holdings (excluding derivatives, if any)	80
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings as of June 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector
Information Technology	18.6%
Financials	17.0%
Health Care	14.0%
Industrials	8.6%
Energy	8.4%
Communication Services	8.1%
Consumer Staples	7.0%
Utilities	5.3%
Materials	4.2%
Consumer Discretionary	3.4%
Real Estate	3.0%
Short-Term Investments	0.6%
Other Assets & Liabilities	1.8%
Total	100.0%

C000221440 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Disciplined Equity HLS Fund
Class Name	Class IC
Trading Symbol	HLSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Disciplined Equity HLS Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IC	$59	1.09%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 59	[51]
Expense Ratio, Percent	1.09%	[51],[52]
Net Assets	$ 2,975,259,911
Holdings Count | Holding	72
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2024
Fund's net assets	$2,975,259,911
Total number of portfolio holdings (excluding derivatives, if any)	72
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings as of June 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector
Information Technology	32.1%
Health Care	14.3%
Financials	12.3%
Consumer Discretionary	9.8%
Communication Services	9.2%
Industrials	8.2%
Consumer Staples	4.9%
Energy	3.1%
Utilities	2.8%
Materials	1.8%
Real Estate	1.4%
Short-Term Investments	0.0%^
Other Assets & Liabilities	0.1%
Total	100.0%
^	Percentage rounds to zero.

[1]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[2]	Annualized.
[3]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[4]	Annualized.
[5]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[6]	Annualized.
[7]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[8]	Annualized.
[9]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[10]	Annualized.
[11]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[12]	Annualized.
[13]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[14]	Annualized.
[15]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[16]	Annualized.
[17]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[18]	Annualized.
[19]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[20]	Annualized.
[21]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[22]	Annualized.
[23]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[24]	Annualized.
[25]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[26]	Annualized.
[27]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[28]	Annualized.
[29]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[30]	Annualized.
[31]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[32]	Annualized.
[33]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[34]	Annualized.
[35]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[36]	Annualized.
[37]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[38]	Annualized.
[39]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[40]	Annualized.
[41]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[42]	Annualized.
[43]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[44]	Annualized.
[45]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[46]	Annualized.
[47]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[48]	Annualized.
[49]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[50]	Annualized.
[51]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[52]	Annualized.